FAIR VALUE MEASUREMENT (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	3 Months Ended
Mar. 31, 2015 USD ($)
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2014	$ 0
Total (gains) losses
Initial fair value of derivative reclassified from equity	4,097,444
Balance, March 31, 2015	4,097,444
Embedded Derivative Financial Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2014	0
Total (gains) losses
Initial fair value of derivative reclassified from equity	1,242,590
Balance, March 31, 2015	$ 1,242,590